24. Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income
Income from derivatives	R$ 35,053	R$ 120,403	R$ 174,693
Income from short-term investments	119,863	152,656	178,147
Monetary variation	14,208	12,411	14,531
Taxes on financial income	(24,393)	(23,041)	(47,588)
Gains from the exchange offer	0	286,799	0
Interest income	18,245	4,651	8,539
Other	50,470	14,625	4,245
Finance income	213,446	568,504	332,567
Financial expenses
Losses from derivatives	(40,770)	(277,183)	(124,536)
Interest on short and long-term debt	(727,285)	(787,661)	(885,947)
Bank charges and expenses	(61,711)	(96,515)	(60,760)
Monetary variation	(2,993)	(3,867)	(3,921)
Tender offer costs (b)	(53,041)	0	0
Other	(164,661)	(106,338)	(253,727)
Financial expenses	(1,050,461)	(1,271,564)	(1,328,891)
Exchange rate variation, net	(81,744)	1,367,937	(2,266,999)
Total financial results	R$ (918,759)	R$ 664,877	R$ (3,263,323)